Supplemental cash flow information	9 Months Ended
Sep. 30, 2021
Supplemental cash flow information
Supplemental cash flow information

15. Supplemental cash flow information

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2021	2020	2021	2020
Supplemental disclosure of non-cash financing activities
Non-cash indemnifications received	$—	$—	$315	$8,600

Refer to note 11 for non-cash indemnification received information.